DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--57
                           (A UNIT INVESTMENT TRUST)
                           - CALIFORNIA, FLORIDA, MICHIGAN, NEW JERSEY, NEW YORK AND PENNSYLVANIA PORTFOLIOS
                           -  PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated June 16, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF FEBRUARY 29, 2000, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
California Insured Portfolio--
  Risk/Return Summary................    3
Florida Insured Portfolio--
  Risk/Return Summary................    6
Michigan Insured Portfolio--
  Risk/Return Summary................    9
New Jersey Insured Portfolio--
  Risk/Return Summary................   12
New York Insured Portfolio--
  Risk/Return Summary................   15
Pennsylvania Insured Portfolio--
  Risk/Return Summary................   18
What You Can Expect From Your
  Investment.........................   23
  Monthly Income.....................   23
  Return Figures.....................   23
  Records and Reports................   23
The Risks You Face...................   24
  Interest Rate Risk.................   24
  Call Risk..........................   24
  Reduced Diversification Risk.......   24
  Liquidity Risk.....................   24
  Concentration Risk.................   24
  State Concentration Risk...........   25
  Bond Quality Risk..................   29
  Insurance Related Risk.............   29
  Litigation and Legislation Risks...   29
Selling or Exchanging Units..........   29
  Sponsors' Secondary Market.........   29
  Selling Units to the Trustee.......   30
  Exchange Option....................   30
How The Fund Works...................   31
  Pricing............................   31
  Evaluations........................   31
  Income.............................   31
  Expenses...........................   32
  Portfolio Changes..................   32
  Fund Termination...................   32
  Certificates.......................   32
  Trust Indenture....................   32
  Legal Opinion......................   33
  Auditors...........................   33
  Sponsors...........................   34
  Trustee............................   34
  Underwriters' and Sponsors'
    Profits..........................   34
  Public Distribution................   34
  Code of Ethics.....................   34
  Year 2000 Issues...................   35
Taxes................................   35
Supplemental Information.............   38
Financial Statements.................  D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,780,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           8%
  / / Hospitals/Health Care             15%
  / / Municipal Water/Sewer
      Utilities                         35%
  / / Refunded Bonds                    11%
  / / Special Tax                       18%
  / / Municipal Electric Utilities      13%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     municipal water/sewer utility bonds,
     adverse developments in this sector may
     affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF CALIFORNIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO CALIFORNIA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.62
     Annual Income per unit:                        $55.50
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.19
     Evaluator's Fee
                                                    $0.57
     Other Operating Expenses
                                                    -----
                                                    $1.93
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR CALIFORNIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior California Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    4.25%     5.45%     5.72%     4.66%     6.64%     6.31%
 Average                 -1.28      4.42      5.52      0.59      5.47      6.11
 Low                     -4.59      2.52      5.32     -1.89      3.28      5.91

 -----------------------------------------------------------

 Average
 Sales fee               1.93%     5.23%     5.83%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT           $1,008.00
     (as of February 29, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee.
     An amount equal to any principal cash,
     as well as net accrued but
     undistributed interest on the unit, is
     added to the unit price. An independent
     evaluator prices the bonds at 3:30 p.m.
     Eastern time every business day. Unit
     price changes every day with changes in
     the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell
     your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some
     California state and local personal
     income taxes if you live in California.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 6
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,360,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           19%
  / / Hospitals/Health Care             22%
  / / Municipal Water/Sewer
  Utilities                             19%
  / / Refunded Bonds                    40%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF FLORIDA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO FLORIDA
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.64
     Annual Income per unit:                        $55.79
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.69
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.23
     Evaluator's Fee
                                                    $0.59
     Other Operating Expenses
                                                    -----
                                                    $1.99
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR FLORIDA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Florida Series were offered between after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    4.50%     5.10%     6.05%     4.62%     6.27%     6.54%
 Average                 -1.38      4.41      5.67      0.54      5.48      6.24
 Low                     -8.28      2.71      5.28     -5.50      3.57      5.87

 -----------------------------------------------------------

 Average
 Sales fee               1.99%     5.34%     5.60%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT              $1,020.11
     (as of February 29, 2000)

     Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day.
     Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MICHIGAN INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,535,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / General Obligation                56%
  / / Hospitals/Health Care             18%
  / / Housing                           2%
  / / Industrial Development
      Revenue                           6%
  / / Universities/Colleges             18%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     general obligation bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF MICHIGAN SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO MICHIGAN
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.54
     Annual Income per unit:                        $54.56
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.22
     Evaluator's Fee
                                                    $0.56
     Other Operating Expenses
                                                    -----
                                                    $1.96
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR MICHIGAN PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Michigan Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     1.08%      5.29%      2.60%      6.47%
 Average                  -1.20      4.43       0.62       5.47
 Low                      -4.00      3.01       -1.38      3.91


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $996.48
     (as of February 29, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Michigan state and local personal income taxes if you live in Michigan.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,310,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / General Obligation                19%
  / / Industrial Development
      Revenue                           22%
  / / Municipal Water/Sewer
      Utilities                         43%
  / / Refunded Bonds                    16%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     municipal water/sewer utility bonds,
     adverse developments in this sector may
     affect the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW JERSEY SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW
     JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER
     STATE CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.52
     Annual Income per unit:                        $54.31
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.43
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.22
     Evaluator's Fee
                                                    $0.67
     Other Operating Expenses
                                                    -----
                                                    $2.02
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     3.00%      5.11%      4.09%      6.28%
 Average                  -1.29      4.31       0.58       5.40
 Low                      -5.59      2.67       -2.87      3.45


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $998.38
     (as of February 29, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New
     Jersey state and local personal income
     taxes if you live in New Jersey.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your
     income by reinvesting at no sales fee in the Municipal Fund Investment
     Accumulation Program, Inc. This program
     is an open-end mutual fund with a
     comparable investment objective, but the bonds will generally not be insured.
     Income from this program will generally
     be subject to state and local income
     taxes. FOR MORE COMPLETE INFORMATION
     ABOUT THE PROGRAM, INCLUDING CHARGES AND
     FEES, ASK THE TRUSTEE FOR THE PROGRAM'S
     PROSPECTUS. READ IT CAREFULLY BEFORE YOU
     INVEST. THE TRUSTEE MUST RECEIVE YOUR
     WRITTEN ELECTION TO REINVEST AT LEAST 10
     DAYS BEFORE THE RECORD DAY OF AN INCOME
     PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $3,250,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  The Fund is concentrated in refunded
     bonds.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           3%
  / / General Obligation                14%
  / / Hospitals/Health Care             17%
  / / Lease Rental                      15%
  / / Refunded Bonds                    37%
  / / Municipal Electric Utilities      14%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.49
     Annual Income per unit:                        $53.98
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.17
     Evaluator's Fee
                                                    $0.48
     Other Operating Expenses
                                                    -----
                                                    $1.83
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW YORK PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New York Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    6.07%     5.45%     6.45%     6.62%     6.63%     7.04%
 Average                 -1.33      4.16      5.99      0.54      5.18      6.58
 Low                     -7.77      2.58      5.63     -5.23      3.54      6.22

 -----------------------------------------------------------

 Average
 Sales fee               1.94%     5.07%     5.78%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $995.04
     (as of February 29, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

PENNSYLVANIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,940,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Hospitals/Health Care             26%
  / / Industrial Development
      Revenue                           17%
  / / Municipal Water/Sewer
      Utilities                         17%
  / / Refunded Bonds                    23%
  / / Universities/Colleges             17%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF PENNSYLVANIA SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO
     PENNSYLVANIA WHICH ARE BRIEFLY DESCRIBED
     UNDER STATE CONCENTRATION RISKS LATER IN
     THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Monthly Income per unit                $ 4.56
     Annual Income per unit:                        $54.82
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.48
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.18
     Evaluator's Fee
                                                    $0.53
     Other Operating Expenses
                                                    -----
                                                    $1.89
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR PENNSYLVANIA PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Pennsylvania
     Series were offered after 1987 and were
     outstanding on March 31, 2000. OF COURSE, PAST
     PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF
     FUTURE RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    3.53%     5.12%     5.74%     4.17%     6.30%     6.33%
 Average                 -1.92      4.29      5.53     -0.05      5.35      6.12
 Low                     -9.69      2.58      5.38     -6.80      3.48      5.97

 -----------------------------------------------------------

 Average
 Sales fee               1.95%     5.26%     5.82%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $984.63
     (as of February 29, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Pennsylvania state and local personal income taxes if you live in Pennsylvania.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,050     20.10       3.75       4.38       5.01       5.63       6.26       6.88       7.51
  $ 26,251- 63,550      $ 43,851-105,950     34.70       4.59       5.36       6.13       6.89       7.66       8.42       9.19
  $ 63,551-132,600      $105,951-161,450     37.42       4.79       5.59       6.39       7.19       7.99       8.79       9.59
  $132,601-288,350      $161,451-288,350     41.95       5.17       6.03       6.89       7.75       8.61       9.47      10.34
OVER $288,350           OVER $288,350        45.22       5.48       6.39       7.30       8.21       9.13      10.04      10.95

  $      0- 26,250       8.14       8.76       9.39      10.01
  $ 26,251- 63,550       9.95      10.72      11.48      12.25
  $ 63,551-132,600      10.39      11.19      11.98      12.78
  $132,601-288,350      11.20      12.06      12.92      13.78
OVER $288,350           11.87      12.78      13.69      14.60

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------

                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     15.00       3.53       4.12       4.71       5.29       5.88       6.47       7.06
  $ 26,251- 63,550      $ 43,851-105,950     28.00       4.17       4.86       5.56       6.25       6.94       7.64       8.33
  $ 63,551-132,600      $105,951-161,450     31.00       4.35       5.07       5.80       6.52       7.25       7.97       8.70
  $132,601-288,350      $161,451-288,350     36.00       4.69       5.47       6.25       7.03       7.81       8.59       9.38
OVER $288,350           OVER $288,350        39.60       4.97       5.79       6.62       7.45       8.28       9.11       9.93

  $      0- 26,250       7.65       8.24
  $ 26,251- 63,550       9.03       9.72
  $ 63,551-132,600       9.42      10.14
  $132,601-288,350      10.16      10.94
OVER $288,350           10.76      11.59

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN        7.%        7.5%       8.%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     16.49       4.79       5.39       5.99       6.59       7.18       7.78       8.38
  $ 26,251- 63,550      $ 43,851-105,950     31.98       5.88       6.62       7.35       8.09       8.82       9.56      10.29
  $ 63,551-132,600      $105,951-161,450     35.40       6.19       6.97       7.74       8.51       9.29      10.06      10.84
  $132,601-288,350      $161,451-288,350     40.08       6.68       7.51       8.34       9.18      10.01      10.85      11.68
OVER $288,350           OVER $288,350        43.45       7.07       7.96       8.84       9.73      10.61      11.49      12.38

  $      0- 26,250       8.98       9.58
  $ 26,251- 63,550      11.03      11.76
  $ 63,551-132,600      11.61      12.38
  $132,601-288,350      12.52      13.35
OVER $288,350           13.26      14.15

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%         8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

                        $      0- 43,850     23.94       5.26       5.92       6.57       7.23       7.89       8.55       9.20
  $      0- 26,250                           23.99       5.26       5.92       6.58       7.24       7.89       8.55       9.21
  $ 26,251- 63,550      $ 43,851-105,950     35.65       6.22       6.99       7.77       8.55       9.32      10.10      10.88
  $ 63,551-132,600      $105,951-161,450     38.33       6.49       7.30       8.11       8.92       9.73      10.54      11.35
$132,601-288,350        $161,451-288,350     42.80       6.99       7.87       8.74       9.62      10.49      11.36      12.24
OVER $288,350           OVER $288,350        46.02       7.41       8.34       9.26      10.19      11.12      12.04      12.97

                         9.86      10.52
  $      0- 26,250       9.87      10.52
  $ 26,251- 63,550      11.66      12.43
  $ 63,551-132,600      12.16      12.97
$132,601-288,350        13.11      13.99
OVER $288,350           13.89      14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%         8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 26,251- 63,550      $ 43,851-105,950     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 63,551-132,600      $105,951-161,450     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.89
  $132,601-288,350      $161,451-288,350     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $288,350           OVER $288,350        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 26,250       9.47      10.10
  $ 26,251- 63,550      11.18      11.93
  $ 63,551-132,600      11.67      12.45
  $132,601-288,350      12.58      13.42
OVER $288,350           13.33      14.22

                           FOR PENNSYLVANIA RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%        7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     17.38       3.63       4.24       4.84       5.45       6.05       6.66       7.26
  $ 26,251- 63,550      $ 43,851-109,950     30.02       4.29       5.00       5.72       6.43       7.14       7.86       8.57
  $ 63,551-132,600      $105,951-161,450     32.93       4.47       5.22       5.96       6.71       7.46       8.20       8.95
  $132,601-288,350      $161,451-288,350     37.79       4.82       5.63       6.43       7.23       8.04       8.84       9.65
OVER $288,350           OVER $288,350        41.29       5.11       5.96       6.81       7.66       8.52       9.37      10.22

  $      0- 26,250       7.87       8.47       9.08       9.68
  $ 26,251- 63,550       9.29      10.00      10.72      11.43
  $ 63,551-132,600       9.69      10.44      11.18      11.93
  $132,601-288,350      10.45      11.25      12.06      12.86
OVER $288,350           11.07      11.92      12.77      13.63

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Pennsylvania Portfolio's concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Michigan Portfolio's concentration in general obligation bonds.
  - general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
  - but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
  - an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the Florida and New York Portfolios' concentrations in refunded bonds. Refunded bonds are typically:
  - backed by direct obligations of the U.S. government; or
  - in some cases, backed by obligations guaranteed by the U.S. government and placed in escrow with an independent trustee;
  - noncallable prior to maturity; but
  - sometimes called for redemption prior to maturity.

Here is what you should know about the California and New Jersey Portfolios' concentrations in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
  - increases in operating and construction costs; and
  - unpredicability of future usage requirements.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.

  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen.

STATE GOVERNMENT

The 1999-2000 Budget Act allocated a State budget of approximately $63.7 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County remains unknown.

  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce ability to pay their debts.

  - California's general obligation bonds are currently rated AA3 by Moody's and AA- by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds that could be affected by these provisions.

FLORIDA RISKS

GENERALLY

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

  - south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

  - central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

  - the state as a whole is also very dependent on tourism and construction.

STATE AND LOCAL GOVERNMENT

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

MICHIGAN RISKS

Because Michigan's leading sectors are closely integrated with the manufacturing of durable goods, its economy is more cyclical than non-industrial states and the nation as a whole. As a result:

  - any substantial national economic downturn will likely hurt Michigan's economy and its state and local governments;

  - because the state is highly reliant on the auto industry, its economy could be hurt by changes in that industry, expecially consolidation, plant closings and labor disputes;

  - while in the past the state's unemployment rate was higher than the national average, for several years it has been near or below the national average.

Certain tax changes have reduced or changed the mix of tax revenues of the state and local governments. In recent years:

  - the state sales tax rate was raised;

  - the income tax rate was lowered;

  - an annual cap was imposed on property tax assessment increases; and

  - property taxes used for school funding were cut, and now schools are paid for by a combination of property taxes and general and restricted state revenues.

In addition, certain state laws limit the overall amount of state revenues that can be raised from taxes, which could affect State operations and restrict the sharing of revenue with local governments. This, combined with the above tax changes, could hurt the value of Michigan bonds in the portfolio or make it more difficult for Michigan's local governments to pay their debt service.

The state's general obligation bonds are rated Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and

  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;

  - a decline in manufacturing jobs, leading to above-average unemployment;

  - sensitivity to the financial services industry; and

  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of nearly $2 billion are projected for the 2001, 2002, and 2003 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;

  - welfare and medical costs;

  - expiring labor contracts; and

  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003.

PENNSYLVANIA RISKS

GENERALLY

Pennsylvania and many of its municipalities (including Philadelphia) have undergone an economic decline:

  - coal, steel, railroads and other heavy industry historically associated with the Commonwealth has given way to increased competition from foreign producers.

  - agriculture and related industries are still an important part of the Commonwealth's economy.

  - recently, however, service sector industries (trade, medical and health services, education and financial services) have provided new sources of growth.

STATE AND LOCAL GOVERNMENTS

Historically, both the Commonwealth and the City of Philadelphia have experienced serious revenue shortfalls. At the same time, rising demands for state and local programs and services (particularly medical assistance and cash assistance programs) have led to increased spending.

  - in recent years, both the Commonwealth and the City of Philadelphia have tried to balance their budgets with a mix of tax increases and spending cuts.

  - Philadelphia has considered significant service cuts and privatization of certain services which it has provided to date.

  - In 1991, the Commonwealth created the Pennsylvania Inter-Governmental Cooperation Authority ("PICA") which it authorized to issue debt to cover Philadelphia's budget shortfalls, eliminate the City's projected deficits and fund its capital spending. PICA issued approximately $1.76 billion of Special Revenue Bonds on Philadelphia's behalf. Its power to issue bonds on Philadelphia's behalf expired at the end of 1996; as of June 30, 1999, approximately $1.0 billion in PICA Special Revenue Bonds were outstanding.

  - Pennsylvania's general obligation bonds are currently rated Aa3 by Moody's and AA- by Standard & Poor's. Philadelphia's general obligation bonds are rated Baa2 by Moody's and BBB by Standard & Poor's. There can be no assurance that these ratings will not be lowered.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Florida Trust will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Trust will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as at least 90% of the Florida Trust is invested exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

MICHIGAN TAXES

In the opinion of Miller, Canfield, Paddock and Stone, P.L.C. Bloomfield Hills, Michigan, special counsel on Michigan tax matters:

Under the income tax laws of the State of Michigan, the Fund will not be taxed as a corporation. If you are a Michigan taxpayer, your interest income from the Fund will not be tax-exempt in Michigan except to the extent that the interest is earned on bonds that are tax-exempt for Michigan purposes. Capital gain distributions and capital gain or loss on your Fund units themselves will be subject to Michigan income tax. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

PENNSYLVANIA TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on Pennsylvania tax matters:

The Pennsylvania Trust will not be taxed as a corporation under the current income tax laws of Pennsylvania. Your income from the Trust may be subject to taxation depending on where you live. If you are a Pennsylvania taxpayer your interest income from the Trust will be tax exempt to the extent that income is earned on bonds that are tax exempt for Pennsylvania purposes. However, gains on the sale of bonds by the Trust or on the sale of your Units will be subject to Pennsylvania income tax. If you are a Philadelphia resident you may be subject to the Philadelphia school district tax on any gains realized from the sale of bonds by the Trust or the sale of Units by you to the extent either the bonds or Units have been held for six months or less. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Trust.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
          (CALIFORNIA, FLORIDA, MICHIGAN, NEW JERSEY, NEW YORK AND PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund, Multistate Series - 57 (California, Florida, Michigan, New Jersey, New York and Pennsylvania Trusts), Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 57 (California, Florida, Michigan, New Jersey, New York and Pennsylvania Trusts), Defined Asset Funds, including the portfolios, as of February 29, 2000 and the related statements of operations and of changes in net assets for the year ended February 29, 2000 and the years ended February 28, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at February 29, 2000, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 57 (California, Florida, Michigan, New Jersey, New York and Pennsylvania Trusts), Defined Asset Funds at February 29, 2000 and the results of their operations and changes in their net assets for the above-stated years in accordance with generally accepted accounting principles generally accepted in the United States of America.

          DELOITTE & TOUCHE LLP

          New York, N.Y.
          May 11, 2000


                                     D - 1.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (CALIFORNIA TRUST), DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of February 29, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,665,194)(Note 1) .........                                                 $ 2,746,374
       Accrued interest................................                                                      39,968
       Cash - principal ...............................                                                       7,881
                                                                                                      -------------
         Total trust property .........................                                                   2,794,223

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     5,554
       Accrued Sponsors' fees .........................                                        232
       Trustee's fees and expenses payable ............                                        517            6,303
                                                                                     -------------    -------------

     NET ASSETS, REPRESENTED BY:
       2,801 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,754,255

       Undistributed net investment income ............                                     33,665      $ 2,787,920
                                                                                     -------------    =============

     UNIT VALUE ($ 2,787,920 / 2,801 units)............                                                 $    995.33
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 2.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (CALIFORNIA TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS

                                                    Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----

     INVESTMENT INCOME:

       Interest income ........................    $   171,043      $   184,697       $   197,565
       Trustee's fees and expenses ............         (4,078)          (4,560)           (4,901)
       Sponsors' fees .........................         (1,337)          (1,183)           (1,241)
                                                   ----------------------------------------------
       Net investment income ..................        165,628          178,954           191,423
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........          9,121           16,013            16,559
       Unrealized appreciation (depreciation)
         of investments .......................       (237,638)          16,575           141,129
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (228,517)          32,588           157,688
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (62,889)     $   211,542       $   349,111
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 3.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 5
     (CALIFORNIA TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----
     OPERATIONS:
       Net investment income ..................    $   165,628      $   178,954       $   191,423
       Realized gain on
         securities sold or redeemed ..........          9,121           16,013            16,559
       Unrealized appreciation (depreciation)
         of investments .......................       (237,638)          16,575           141,129
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (62,889)         211,542           349,111
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (165,581)        (179,642)         (191,706)
       Principal ..............................         (6,703)          (9,774)           (9,801)
                                                   ----------------------------------------------
       Total distributions ....................       (172,284)        (189,416)         (201,507)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (3,317)          (2,112)           (2,965)
       Redemption amounts - principal .........       (258,214)        (195,512)         (264,440)
                                                   ----------------------------------------------
       Total share transactions ...............       (261,531)        (197,624)         (267,405)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (496,704)        (175,498)         (119,801)

     NET ASSETS AT BEGINNING OF YEAR ..........      3,284,624        3,460,122         3,579,923
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,787,920      $ 3,284,624       $ 3,460,122
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     55.88      $     56.38       $     56.48
                                                   ==============================================
       Principal distributions during
         year .................................    $      2.26      $      3.15       $      2.96
                                                   ==============================================
       Net asset value at end of
         year .................................    $    995.33      $  1,073.41       $  1,067.28
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            259              182               258
       Outstanding at end of year .............          2,801            3,060             3,242
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 4.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES
     (CALIFORNIA TRUST), DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.

    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

    3.    NET CAPITAL

          Cost of 2,801 units at Date of Deposit .....................                                  $ 2,828,930
          Less sales charge ..........................................                                      127,305
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,701,625
          Redemptions of units - net cost of 699 units redeemed
            less redemption amounts (principal).......................                                      (43,964)
          Realized gain on securities sold or redeemed ...............                                       41,692
          Principal distributions ....................................                                      (26,278)
          Unrealized appreciation of investments......................                                       81,180
                                                                                                         -----------
          Net capital applicable to Holders ..........................                                  $ 2,754,255
                                                                                                         ===========

    4.    INCOME TAXES

          As of February 29, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $81,180, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,665,194 at February 29, 2000.



                                     D - 5.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (CALIFORNIA TRUST) (INSURED), DEFINED ASSET FUNDS

     PORTFOLIO
     As of February 29, 2000


                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1) (4)        Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Brea Redev. Agy. (Orange Cnty., CA),      AAA      $   500,000    5.750  %     2023         08/01/03   $   476,185 $   490,515
     1993 Tax Alloc. Rfdg. Bonds (Redev.                                                         @ 102.000
     Proj. AB) (MBIA Ins.)

  2  City and Cnty. of San Francisco, CA,      AAA           70,000    6.000        2020(5)      05/01/03        69,539      74,139
     Airports Comm., San Francisco Intl.                                                         @ 102.000
     Arpt., Second Ser. Rfdg, Rev. Bonds
     (MBIA Ins.)
                                                            215,000    6.000        2020         05/01/03       213,584     216,305
\                                                                                                @ 102.000


  3  City of Loma Linda, CA, Hosp. Rev.        AAA          410,000    5.375        2022         12/01/03       369,931     376,474
     Rfdg. Bonds (Loma Linda Univ. Med.                                                          @ 102.000
     Center Proj.), Ser. 1993-C (MBIA Ins.)

  4  Department of Wtr. and Pwr. of the        AAA          375,000    5.875        2030         09/01/03       362,696     372,105
     City of Los Angeles, CA, Elec. Plant                                                        @ 102.000
     Rfdg. Rev. Bonds, Issue of 1993
     (MBIA Ins.)

  5  Elsinore Valley, CA, Mun. Dist.           AAA          500,000    5.750        2019         07/01/02       477,545     496,495
     (Riverside Cnty.), Rfdg. Cert. of Part.,                                                    @ 102.000
     Ser.1992 A (Financial Guaranty Ins.)

  6  State Public Works Bd. of the State of    AAA          250,000    6.400        2016(5)      12/01/02       256,777     266,905
     CA, Lease Rev. Bonds (The Regents  of                                                       @ 102.000
     the Univ. of CA), 1992 Ser. A (Various
     Univ. of CA Proj.) (AMBAC Ins.)

  7  The City of Los Angeles, CA,              AAA          460,000    5.700        2020         06/01/03       438,937     453,436
     Wastewater Sys. Rev. Bonds, Rfdg. Ser.                                                      @ 102.000
     1993-A (MBIA Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,780,000                                         $ 2,665,194 $ 2,746,374
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 6.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (FLORIDA TRUST), DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of February 29, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,286,393)(Note 1) .........                                                 $ 2,369,980
       Accrued interest................................                                                      39,158
       Proceeds receivable from sale of securities.....                                                      56,438
       Cash - principal ...............................                                                         822
                                                                                                      -------------
         Total trust property .........................                                                   2,466,398

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     7,347
       Accrued Sponsors' fees .........................                                        196
       Redemptions payable ............................                                     53,646           61,189
                                                                                     -------------    -------------

     NET ASSETS, REPRESENTED BY:
       2,378 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,374,297

       Undistributed net investment income ............                                     30,912      $ 2,405,209
                                                                                     -------------    =============

     UNIT VALUE ($ 2,405,209 / 2,378 units)............                                                 $  1,011.44
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (FLORIDA TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS

                                                   Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----


     INVESTMENT INCOME:

       Interest income ........................    $   142,722      $   155,533       $   182,900
       Trustee's fees and expenses ............         (3,622)          (3,624)           (4,612)
       Sponsors' fees .........................           (943)          (1,102)           (1,133)
                                                   ----------------------------------------------
       Net investment income ..................        138,157          150,807           177,155
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........          9,439           46,112             2,401
       Unrealized appreciation (depreciation)
         of investments .......................       (178,660)          (6,096)          180,105
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (169,221)          40,016           182,506
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (31,064)     $   190,823       $   359,661
                                                   ==============================================

                       See Notes to Financial Statements.



                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (FLORIDA TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----

     OPERATIONS:
       Net investment income ..................    $   138,157      $   150,807       $   177,155
       Realized gain on
         securities sold or redeemed ..........          9,439           46,112             2,401
       Unrealized appreciation (depreciation)
         of investments .......................       (178,660)          (6,096)          180,105
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (31,064)         190,823           359,661
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (138,078)        (150,350)         (177,334)
       Principal ..............................         (1,333)         (21,615)           (3,200)
                                                   ----------------------------------------------
       Total distributions ....................       (139,411)        (171,965)         (180,534)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (1,729)          (8,301)             (648)
       Redemption amounts - principal .........       (136,702)        (628,362)          (60,689)
                                                   ----------------------------------------------
       Total share transactions ...............       (138,431)        (636,663)          (61,337)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (308,906)        (617,805)          117,790

     NET ASSETS AT BEGINNING OF YEAR ..........      2,714,115        3,331,920         3,214,130
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,405,209      $ 2,714,115       $ 3,331,920
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     55.92      $     56.33       $     56.71
                                                   ==============================================
       Principal distributions during
         year .................................    $      0.54      $      8.48       $      1.03
                                                   ==============================================
       Net asset value at end of
         year .................................    $  1,011.44      $  1,080.46       $  1,072.39
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            134              595                60
       Outstanding at end of year .............          2,378            2,512             3,107
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (FLORIDA TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.

    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

    3.   NET CAPITAL

          Cost of 2,378 units at Date of Deposit .....................                                  $ 2,428,732
          Less sales charge ..........................................                                      109,293
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,319,439
          Redemptions of units - net cost of 872 units redeemed
            less redemption amounts (principal).......................                                      (59,478)
          Realized gain on securities sold or redeemed ...............                                       59,367
          Principal distributions ....................................                                      (28,618)
          Unrealized appreciation of investments......................                                       83,587
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,374,297
                                                                                                         ===========

    4.    INCOME TAXES

          As of February 29, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $83,587, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,286,393 at February 29, 2000.


                                     D - 10.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (FLORIDA TRUST) (INSURED), DEFINED ASSET FUNDS

     PORTFOLIO
     As of February 29, 2000


                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1) (4)        Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  City of Hollywood, FL, Wtr. and Swr.      AAA      $   450,000    5.600  %     2023         10/02/03   $   425,236 $   431,352
     Rev. Rfdg. Bonds, Ser. 1993                                                                 @ 102.000
     (Financial Guaranty Ins.)

  2  City of Miami Beach, FL, Hlth. Fac.       AAA          500,000    6.250        2019         11/15/02       507,710     508,080
     Auth., Hosp. Rev. Rfdg. Bonds, Ser                                                          @ 102.000
     1992  (Mount Sinai Med. Center Proj.)
     (FSAM Ins.)

  3  Pinellas Cnty., FL, Sewer Rev. Bonds,     AAA           65,000    6.000        2024(5)      10/01/02        65,251      68,146
     Ser. 1994 (Financial Guaranty Ins.)                                                         @ 102.000

  4  State of Florida, Dept. of Trans.,        AAA          440,000    6.350        2022(5)      07/01/02       450,762     459,818
     Tpke. Rev. Bonds, Ser. 1992  A                                                              @ 101.000
     (Financial Guaranty Ins.)

  5  State of Florida, Orlando-Orange Cnty.    AAA          460,000    5.500        2018         07/01/03       430,753     442,000
     Expwy. Auth., Sr. Lien Rev. Rfdg.                                                           @ 102.000
     Bonds,   Ser. of 1993
     (Financial Guaranty Ins.)

  6  Village Center Cmnty. Dev. Dist. (Lake    AAA          445,000    5.375        2023(5)      11/01/03       406,681     460,584
     Cnty., FL), Util. Rev. Bonds,                                                               @ 102.000
     Ser. 1993 (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,360,000                                         $ 2,286,393 $ 2,369,980
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 11.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (MICHIGAN TRUST), DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of February 29, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,417,743)(Note 1) .........                                                 $ 2,468,007
       Accrued interest................................                                                      40,358
       Cash - principal ...............................                                                          10
                                                                                                      -------------
         Total trust property .........................                                                   2,508,375

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     8,340
       Accrued Sponsors' fees .........................                                        203            8,543
                                                                                     -------------    -------------

     NET ASSETS, REPRESENTED BY:
       2,550 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,468,017

       Undistributed net investment income ............                                     31,815      $ 2,499,832
                                                                                     -------------    =============

     UNIT VALUE ($ 2,499,832 / 2,550 units)............                                                 $    980.33
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 12.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (MICHIGAN TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS


                                                    Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----

     INVESTMENT INCOME:

       Interest income ........................    $   145,180      $   154,665       $   162,172
       Trustee's fees and expenses ............         (3,728)          (3,644)           (4,456)
       Sponsors' fees .........................         (1,034)          (1,008)           (1,044)
                                                   ----------------------------------------------
       Net investment income ..................        140,418          150,013           156,672
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........          6,506           10,770             9,204
       Unrealized appreciation (depreciation)
         of investments .......................       (213,939)           9,695           157,069
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (207,433)          20,465           166,273
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (67,015)     $   170,478       $   322,945
                                                   ==============================================

                        See Notes to Financial Statements


                                     D - 13.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (MICHIGAN TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----

     OPERATIONS:
       Net investment income ..................    $   140,418      $   150,013       $   156,672
       Realized gain on
         securities sold or redeemed ..........          6,506           10,770             9,204
       Unrealized appreciation (depreciation)
         of investments .......................       (213,939)           9,695           157,069
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (67,015)         170,478           322,945
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (140,326)        (150,138)         (156,740)
       Principal ..............................         (1,913)          (5,213)           (6,589)
                                                   ----------------------------------------------
       Total distributions ....................       (142,239)        (155,351)         (163,329)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (1,276)          (1,523)           (2,176)
       Redemption amounts - principal .........       (104,501)        (136,607)         (178,274)
                                                   ----------------------------------------------
       Total share transactions ...............       (105,777)        (138,130)         (180,450)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ..............       (315,031)        (123,003)          (20,834)

     NET ASSETS AT BEGINNING OF YEAR ..........      2,814,863        2,937,866         2,958,700
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,499,832      $ 2,814,863       $ 2,937,866
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.67      $     55.09       $     55.06
                                                   ==============================================
       Principal distributions during
         year .................................    $      0.75      $      1.93       $      2.37
                                                   ==============================================
       Net asset value at end of
         year .................................    $    980.33      $  1,062.21       $  1,056.79
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            100              130               176
       Outstanding at end of year .............          2,550            2,650             2,780
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 14.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (MICHIGAN TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.

    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

    3.   NET CAPITAL

          Cost of 2,550 units at Date of Deposit .....................                                  $ 2,563,585
          Less sales charge ..........................................                                      115,362
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,448,223
          Redemptions of units - net cost of 700 units redeemed
            less redemption amounts (principal).......................                                       (8,005)
          Realized gain on securities sold or redeemed ...............                                          873
          Principal distributions ....................................                                      (23,338)
          Unrealized appreciation of investments......................                                       50,264
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,468,017
                                                                                                         ===========

    4.    INCOME TAXES

          As of February 29, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $50,264, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,417,743 at February 29, 2000.


                                     D - 15.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (MICHIGAN TRUST) (INSURED), DEFINED ASSET FUNDS

     PORTFOLIO
     As of February 29, 2000

                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1) (4)        Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Board of Trustees of Western Michigan     AAA      $   450,000    5.500  %     2016         07/15/03   $   419,878 $   435,816
     Univ., MI, Gen. Rev. Bonds, Ser. 1993                                                       @ 102.000
     A (Financial Guaranty Ins.)

  2  Michigan Mun. Bond Auth., Loc. Govt.      AAA           65,000    6.125        2018         12/01/04        64,543      65,943
     Loan Prog. Rev. Bonds, Ser. 1994 A                                                          @ 102.000
     (Wayne Cnty. Bldg. Auth. Bonds)
     (Financial Guaranty Ins.)

  3  Gaylord Comm. Schools, MI, Counties of    AAA          460,000    5.625        2021         05/01/03       434,084     441,025
     Otsego, Antrim and Crawford Rfdg.                                                           @ 102.000
     Bonds,  Ser. 1993 (G.O.-Unltd. Tax)
     (MBIA Ins.)

  4  Huron Valley Sch. Dist., Counties of      AAA          465,000    6.125        2020         05/01/03       469,627     469,869
     Oakland and Livingston, State of                                                            @ 102.000
     Michigan, 1993 Rfdg. Bonds (G.O.-Unltd.
     Tax) (Financial Guaranty Ins.)

  5  Livonia Pub. Schools, Cnty. of Wayne,     AAA          500,000    5.500        2021         05/01/03       463,555     470,205
     MI, 1993 Rfdg. Bonds (G.O.- Unlimited                                                       @ 102.000
     Tax) (Financial Guaranty Ins.)

  6  Michigan State Hosp. Fin. Auth., Hosp.    AAA          445,000    5.500        2013         11/01/03       417,103     435,348
     Rev. Rfdg. Bonds (Oakwood Hosp. Oblig.                                                      @ 102.000
     Group), Ser. 1993 A
     (Financial Guaranty Ins.)

  7  The Econ. Dev. Corp. of the Cnty. of      AAA          150,000    6.050        2024         08/01/02       148,953     149,801
     St. Clair, MI, Poll. Ctl. Rfdg. Rev.                                                        @ 102.000
     Bonds (The Detroit Edison Co. Proj.)
     (AMBAC Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,535,000                                         $ 2,417,743 $ 2,468,007
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                    D - 16.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIE
     (NEW JERSEY TRUST), DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of February 29, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,233,971)(Note 1) .........                                                 $ 2,255,967
       Accrued interest................................                                                      30,920
                                                                                                      -------------
         Total trust property .........................                                                   2,286,887

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     2,727
       Principal advance from Trustee .................                                        757
       Accrued Sponsors' fees .........................                                        185            3,669
                                                                                     -------------    -------------

     NET ASSETS, REPRESENTED BY:
       2,323 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,255,210

       Undistributed net investment income ............                                     28,008      $ 2,283,218
                                                                                     -------------    =============

     UNIT VALUE ($ 2,283,218 / 2,323 units)............                                                 $    982.87
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 17.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (NEW JERSEY TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS

                                                   Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----

     INVESTMENT INCOME:

       Interest income ........................    $   141,610      $   159,478       $   176,078
       Trustee's fees and expenses ............         (3,784)          (3,817)           (4,706)
       Sponsors' fees .........................         (1,167)          (1,053)           (1,129)
                                                   ----------------------------------------------
       Net investment income ..................        136,659          154,608           170,243
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         31,230           15,080            12,192
       Unrealized appreciation (depreciation)
         of investments .......................       (221,583)          13,534           150,316
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (190,353)          28,614           162,508
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (53,694)     $   183,222       $   332,751
                                                   ==============================================

                       See Notes to Financial Statements.



                                     D - 18.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (NEW JERSEY TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----

     OPERATIONS:
       Net investment income ..................    $   136,659      $   154,608       $   170,243
       Realized gain on
         securities sold or redeemed ..........         31,230           15,080            12,192
       Unrealized appreciation (depreciation)
         of investments .......................       (221,583)          13,534           150,316
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (53,694)         183,222           332,751
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (136,999)        (154,767)         (170,204)
       Principal ..............................        (18,073)          (4,620)           (8,442)
                                                   ----------------------------------------------
       Total distributions ....................       (155,072)        (159,387)         (178,646)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (4,556)          (2,128)           (3,629)
       Redemption amounts - principal .........       (404,592)        (196,277)         (295,270)
                                                   ----------------------------------------------
       Total share transactions ...............       (409,148)        (198,405)         (298,899)
                                                   ----------------------------------------------

     NET DECREASE IN NET ASSETS ...............       (617,914)        (174,570)         (144,794)

     NET ASSETS AT BEGINNING OF YEAR ..........      2,901,132        3,075,702         3,220,496
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,283,218      $ 2,901,132       $ 3,075,702
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.24      $     54.69       $     54.92
                                                   ==============================================
       Principal distributions during
         year .................................    $      6.93      $      1.64       $      2.90
                                                   ==============================================
       Net asset value at end of
         year .................................    $    982.87      $  1,065.03       $  1,056.58
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            401              187               288
       Outstanding at end of year .............          2,323            2,724             2,911
                                                   ==============================================

                       See Notes to Financial Statements.



                                     D - 19.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (NEW JERSEY TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.

    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

    3.   NET CAPITAL

          Cost of 2,323 units at Date of Deposit .....................                                  $ 2,363,166
          Less sales charge ..........................................                                      106,347
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,256,819
          Redemptions of units - net cost of 927 units redeemed
            less redemption amounts (principal).......................                                      (44,614)
          Realized gain on securities sold or redeemed ...............                                       57,422
          Principal distributions ....................................                                      (36,413)
          Net unrealized appreciation of investments..................                                       21,996
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,255,210
                                                                                                         ===========

    4.    INCOME TAXES

          As of February 29, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $21,996, of which $18 related to depreciated securities and $22,014 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,233,971 at February 29, 2000.


                                     D - 20.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (NEW JERSEY TRUST) (INSURED), DEFINED ASSET FUNDS

     PORTFOLIO
     As of February 29, 2000


                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1) (4)        Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  NJ Hlth. Care Fac. Fin. Auth., Rev.       AAA      $   130,000    5.500  %     2013(5)      07/01/04   $   124,050 $   134,752
     Bonds, Monmouth Med. Ctr. Iss., Ser. C                                                      @ 102.000
     (AMBAC Ins.)

  2  New Jersey Sports and Expos. Auth.        AAA          230,000    6.250        2020(5)      07/01/02       236,102     241,866
     Conv. Ctr. Luxury Tax Bonds, 1992                                                           @ 102.000
     Ser. A (MBIA Ins.)

  3  The Borough of Keansburg Mun. Util.       AAA          430,000    6.000        2019         12/01/02       433,324     433,307
     Auth., NJ, Rev. Bonds (Monmouth Cnty.,                                                      @ 102.000
     New Jersey), Ser. 1992
     (Financial Guaranty Ins.)

  4  The Essex Cnty. Imp. Auth., Essex         AAA          450,000    5.500        2020         12/01/03       428,819     430,646
     Cnty., NJ), G.O. Lease Rev. Rfdg.                                                           @ 102.000
     Bonds, Ser. 1993 (AMBAC Ins.)

  5  The Evesham Mun. Util. Auth., NJ,         AAA          460,000    5.550        2018         07/01/03       442,189     443,964
     Burlington Cnty. Rev. Bonds, Ser. 1993                                                      @ 102.000
     Ser. 1993 B (MBIA Ins.)

  6  The Poll. Ctl. Fin. Auth. of Salem        AAA          500,000    5.550        2033         11/01/03       469,655     470,870
     Cnty., NJ, Poll. Ctl. Rev. Rfdg. Bonds,                                                     @ 102.000
     (Pub. Svc. Elec. & Gas Co. Proj.)
     1993 Ser. C (MBIA Ins.)

  7  The Town of West New York Mun. Util.      AAA          110,000    5.125        2017         12/15/04        99,832     100,562
     Auth. (Hudson Cnty., New Jersey), Swr.                                                      @ 102.000
     Rev. Rfdg. Bonds, Ser. 1993
     (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,310,000                                         $ 2,233,971 $ 2,255,967
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 21.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (NEW YORK TRUST), DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of February 29, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 3,069,286)(Note 1) .........                                                 $ 3,169,174
       Accrued interest................................                                                      30,840
       Cash - income ..................................                                                      11,340
                                                                                                      -------------
         Total trust property .........................                                                   3,211,354

     LESS LIABILITIES:
       Principal advance from Trustee .................                                $       795
       Accrued Sponsors' fees .........................                                        260            1,055
                                                                                     -------------    -------------

     NET ASSETS, REPRESENTED BY:
       3,262 units of fractional undivided
          interest outstanding (Note 3) ...............                                  3,168,379

       Undistributed net investment income ............                                     41,920      $ 3,210,299
                                                                                     -------------    =============

     UNIT VALUE ($ 3,210,299 / 3,262 units)............                                                 $    984.15
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 22.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (NEW YORK TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS

                                                    Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----


     INVESTMENT INCOME:

       Interest income ........................    $   183,828      $   191,452       $   195,827
       Trustee's fees and expenses ............         (4,362)          (4,261)           (5,391)
       Sponsors' fees .........................         (1,469)          (1,270)           (1,260)
                                                   ----------------------------------------------
       Net investment income ..................        177,997          185,921           189,176
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........          7,658           12,608             3,480
       Unrealized appreciation (depreciation)
         of investments .......................       (224,029)          27,000           205,472
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (216,371)          39,608           208,952
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (38,374)     $   225,529       $   398,128
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 23.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (NEW YORK TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----

     OPERATIONS:
       Net investment income ..................    $   177,997      $   185,921       $   189,176
       Realized gain on
         securities sold or redeemed ..........          7,658           12,608             3,480
       Unrealized appreciation (depreciation)
         of investments .......................       (224,029)          27,000           205,472
                                                   ----------------------------------------------
       Net increase in net assets
         resulting from operations ............        (38,374)         225,529           398,128
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (178,028)        (185,970)         (189,525)
       Principal ..............................         (4,991)          (7,633)
                                                   ----------------------------------------------
       Total distributions ....................       (183,019)        (193,603)         (189,525)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (1,079)          (1,503)             (408)
       Redemption amounts - principal .........        (85,560)        (123,748)          (36,227)
                                                   ----------------------------------------------
       Total share transactions ...............        (86,639)        (125,251)          (36,635)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (308,032)         (93,325)          171,968

     NET ASSETS AT BEGINNING OF YEAR ..........      3,518,331        3,611,656         3,439,688
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 3,210,299      $ 3,518,331       $ 3,611,656
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.06      $     54.26       $     54.15
                                                   ==============================================
       Principal distributions during
         year .................................    $      1.53      $      2.23
                                                   ====================================
       Net asset value at end of
         year .................................    $    984.15      $  1,051.50       $  1,042.32
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................             84              119                35
       Outstanding at end of year .............          3,262            3,346             3,465
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 24.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (NEW YORK TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.

    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

    3.   NET CAPITAL

          Cost of 3,262 units at Date of Deposit .....................                                  $ 3,223,336
          Less sales charge ..........................................                                      145,028
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    3,078,308
          Redemptions of units - net cost of 238 units redeemed
            less redemption amounts (principal).......................                                      (20,939)
          Realized gain on securities sold or redeemed ...............                                       23,746
          Principal distributions ....................................                                      (12,624)
          Net unrealized appreciation of investments..................                                       99,888
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 3,168,379
                                                                                                         ===========

    4.    INCOME TAXES

          As of February 29, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $99,888, of which $5,818 related to depreciated securities and $105,706 related to appreciated securites. The cost of investment securities for Federal income tax purposes was $3,069,286 at February 29, 2000.


                                     D - 25.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (NEW YORK TRUST) (INSURED), DEFINED ASSET FUNDS

     PORTFOLIO
     As of February 29, 2000


                                            Rating of                                             Optional
     Portfolio No. and Title of               Issues        Face                                 Redemption
            Securities                       (1) (4)        Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Dormitory  Auth. of the State of New      AAA      $   500,000    5.750  %     2022         07/01/02   $   476,505 $   481,710
     York, Ins. Rev. Bonds, Upstate Cmnty.                                                       @ 102.000
     Colleges, 1992  A  Issue  (Connie Lee
     Ins.)

  2  New York City Hlth. and Hosp. Corp.,      AAA          500,000    5.750        2022         02/15/03       483,135     478,380
     NY, Hlth. Sys. Bonds, 1993 Ser. A                                                           @ 102.000
     (AMBAC Ins.)

  3  New York City, NY, Mun. Wtr. Fin.         AAA          460,000    5.500        2023         06/15/04       428,435     427,487
     Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                       @ 101.500
     Ser. 1994 F (MBIA Ins.)

  4  New York State Med. Care Fac. Fin.        AAA          435,000    5.800        2022(5)      02/15/03       420,301     453,931
     Agy., Mental Hlth. Services Fac. Imp.                                                       @ 102.000
     Rev. Bonds, 1993 Ser. A (AMBAC Ins.)
                                                             30,000    5.800        2022         02/15/03        28,986      28,871
                                                                                                 @ 102.000

  5  New York State Thruway Auth., Gen. Rev.   AAA          365,000    5.500        2023(5)      01/01/02       340,100     369,935
     Bonds, Ser. A (Financial Guaranty Ins.)                                                     @ 100.000


  6  The City of New York, NY, G. O.           AAA          460,000    5.375        2019         10/01/03       422,689     427,105
     Bonds, Fiscal 1994C (AMBAC Ins.)                                                            @ 101.500

  7  Triborough Bridge and Tunnel Auth., NY,   AAA          400,000    5.500        2017(5)      01/01/02       375,308     405,688
     Spec. Oblig. Bonds, Ser. 1992                                                               @ 100.000
     (AMBAC Ins.)
                                                            100,000    5.500        2017         01/01/02        93,827      96,067
                                                                                                 @ 100.000


                                                          ---------                                           ---------   ---------
                                                        $ 3,250,000                                         $ 3,069,286 $ 3,169,174
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 26.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS

     STATEMENT OF CONDITION
     As of February 29, 2000

     TRUST PROPERTY:
       Investment in marketable securities
          at value (cost $ 2,766,183)(Note 1) .........                                                 $ 2,819,877
       Accrued interest................................                                                      45,669
       Cash - principal ...............................                                                          18
                                                                                                      -------------
         Total trust property .........................                                                   2,865,564

     LESS LIABILITIES:
       Income advance from Trustee.....................                                $     6,974
       Accrued Sponsors' fees .........................                                        235            7,209
                                                                                     -------------    -------------

     NET ASSETS, REPRESENTED BY:
       2,938 units of fractional undivided
          interest outstanding (Note 3) ...............                                  2,819,895

       Undistributed net investment income ............                                     38,460      $ 2,858,355
                                                                                     -------------    =============

     UNIT VALUE ($ 2,858,355 / 2,938 units)............                                                 $    972.89
                                                                                                      =============

                       See Notes to Financial Statements.


                                     D - 27.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF OPERATIONS

                                                    Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----


     INVESTMENT INCOME:

       Interest income ........................    $   172,794      $   179,913       $   185,375
       Trustee's fees and expenses ............         (4,165)          (4,080)           (4,831)
       Sponsors' fees .........................         (1,352)          (1,177)           (1,170)
                                                   ----------------------------------------------
       Net investment income ..................        167,277          174,656           179,374
                                                   ----------------------------------------------

     REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........         12,971            9,811
       Unrealized appreciation (depreciation)
         of investments .......................       (278,742)           6,766           212,770
                                                   ----------------------------------------------
       Net realized and unrealized
         gain (loss) on investments ...........       (265,771)          16,577           212,770
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS ..............    $   (98,494)     $   191,233       $   392,144
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 28.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS

     STATEMENTS OF CHANGES IN NET ASSETS

                                   Year Ended
                                                    February 29,      Years Ended February 28,
                                                       2000             1999              1998
                                                       ----             ----              ----

     OPERATIONS:
       Net investment income ..................    $   167,277      $   174,656       $   179,374
       Realized gain on
         securities sold or redeemed ..........         12,971            9,811
       Unrealized appreciation (depreciation)
         of investments .......................       (278,742)           6,766           212,770
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
         resulting from operations ............        (98,494)         191,233           392,144
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................       (167,568)        (174,958)         (179,368)
       Principal ..............................         (4,378)          (8,094)
                                                   ----------------------------------------------
       Total distributions ....................       (171,946)        (183,052)         (179,368)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
       Redemption amounts - income ............         (2,065)          (1,535)
       Redemption amounts - principal .........       (172,915)        (143,274)
                                                   ----------------------------------------------
       Total share transactions ...............       (174,980)        (144,809)
                                                   ----------------------------------------------

     NET INCREASE (DECREASE) IN NET ASSETS ....       (445,420)        (136,628)          212,776

     NET ASSETS AT BEGINNING OF YEAR ..........      3,303,775        3,440,403         3,227,627
                                                   ----------------------------------------------
     NET ASSETS AT END OF YEAR ................    $ 2,858,355      $ 3,303,775       $ 3,440,403
                                                   ==============================================
     PER UNIT:
       Income distributions during
         year .................................    $     54.92      $     55.21       $     55.19
                                                   ==============================================
       Principal distributions during
         year .................................    $      1.49      $      2.60
                                                   ====================================
       Net asset value at end of
         year .................................    $    972.89      $  1,061.28       $  1,058.59
                                                   ==============================================
     TRUST UNITS:
       Redeemed during year ...................            175              137
       Outstanding at end of year .............          2,938            3,113             3,250
                                                   ==============================================

                       See Notes to Financial Statements.


                                     D - 29.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (PENNSYLVANIA TRUST), DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS

    1.    SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

          (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

          (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

          (C)      Interest income is recorded as earned.

    2.    DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

    3.   NET CAPITAL

          Cost of 2,938 units at Date of Deposit .....................                                  $ 2,908,019
          Less sales charge ..........................................                                      130,859
                                                                                                         -----------
          Net amount applicable to Holders ...........................                                    2,777,160
          Redemptions of units - net cost of 312 units redeemed
            less redemption amounts (principal).......................                                      (21,269)
          Realized gain on securities sold or redeemed ...............                                       22,782
          Principal distributions ....................................                                      (12,472)
          Net unrealized appreciation of investments..................                                       53,694
                                                                                                         -----------

          Net capital applicable to Holders ..........................                                  $ 2,819,895
                                                                                                         ===========

    4.    INCOME TAXES

          As of February 29, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $53,694, of which $8,315 related to depreciated securities and $62,009 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,766,183 at February 29, 2000.


                                     D - 30.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (PENNSYLVANIA TRUST) (INSURED), DEFINED ASSET FUNDS

     PORTFOLIO
     As of February 29, 2000


                                            Rating of                                              Optional
     Portfolio No. and Title of               Issues         Face                                 Redemption
            Securities                       (1) (4)        Amount    Coupon      Maturities(3) Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Allegheny Cnty. Hosp. Dev. Auth., PA,     AAA      $   500,000    6.000  %     2013         10/01/02   $   494,335 $   507,560
     Hosp. Rev. Rfdg. Bonds  (Magee-Woman's                                                      @ 102.000
     Hosp.), Ser. 1992
     (FInancial Guaranty Ins.)

  2  Allegheny Cnty., PA, Hosp. Dev. Auth.,    AAA          250,000    6.000        2023         11/01/02       244,900     245,943
     Hlth. Care Ctr. Rev. Rfdg. Bonds, Ser.                                                      @ 102.000
     1992 B (Presbyterian Univ. Hlth.  Sys.,
     Inc. Proj.) (MBIA Ins.)

  3  Beaver Cnty., PA, Indl. Dev. Auth.,       AAA          500,000    5.450        2033         09/15/03       451,680     443,595
     Poll. Ctl. Rev. Rfdg. Bonds, (Ohio                                                          @ 102.000
     Edison Co. Manfield Proj.), 1993  Ser.
     A (AMBAC Ins.)

  4  City of Franklin, IN, Econ. Dev. Rev.     AAA          290,000    6.250        2022(5)      07/01/02       293,245     304,697
     Bonds (Hoover Universal, Inc. Proj.)                                                        @ 102.000
     (FGIC Ins.)

  5  City of Philadelphia, PA, Water and       AAA          500,000    5.250        2023         06/15/03       445,425     445,195
     Wastewater Rev. Bonds, Ser. 1993                                                            @ 102.000
     (MBIA Ins.)

  6  Delaware Cnty. Auth., Commonwealth of     AAA          500,000    5.500        2023         08/01/03       462,405     463,415
     Pennsylvania, Univ. Rev. Bonds,   Ser.                                                      @ 102.000
     of 1993 (Villanova Univ.) (MBIA Ins.)

  7  Pennsylvania Intergovernmental Coop.      AAA          400,000    5.625        2023(5)      06/15/03       374,193     409,472
     Auth., Spec. Tax Rev. Bonds (City of                                                        @ 100.000
     Philadelphia Funding Prog.),
     Ser. of 1993 (MBIA Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,940,000                                         $ 2,766,183 $ 2,819,877
                                                          =========                                           =========   =========

                     See Notes to Portfolios on page D - 32.


                                     D - 31.

     MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES - 57
     (CALIFORNIA, FLORIDA, MICHIGAN, NEW JERSEY, NEW YORK AND
     PENNSYLVANIA TRUSTS), DEFINED ASSET FUNDS

     NOTES TO PORTFOLIOS
     As of February 29, 2000

    (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

    (2)   See Notes to Financial Statements.

    (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

    (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

    (5) Bonds with an aggregate face amount of $320,000 of the California Trust, $950,000 of the Florida Trust, $360,000 of the New Jersey Trust, $1,200,000 of the New York Trust and $690,000 of the Pennsylvania Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.


                                     D - 32.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--57
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-52183) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14806--6/00